Property and Equipment (Details) - Schedule of property and equipment consists - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Property And Equipment Consists Abstract
Leasehold improvements	$ 391,722	$ 391,722	$ 356,693
Office and computer equipment	581,352	581,352	566,308
Selling equipment	8,354	8,354	8,354
Furniture and fixtures	20,511	20,511	18,487
Total at cost	1,001,939	1,001,939	949,842
Less: Accumulated depreciation	(932,165)	(911,523)	(855,698)
Property and equipment, net	$ 69,774	$ 90,416	$ 94,144